Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	abfsmllcpval-20150424_SupplementTextBlock

American Beacon Small Cap Value Fund
Supplement dated April 24, 2015
to the
Prospectus dated February 27, 2015
The information below supplements the Prospectus dated February 27, 2015 and is in addition to any other supplement(s):
American Beacon Small Cap Value Fund

In the "Fund Summaries" section in the "Fees and Expenses of the Fund" section of the Fund Summary for the American Beacon Small Cap Value Fund, the header of the second table on page 17 is deleted and replaced with "Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]"

(American Beacon Small Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]